Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Components of Net Pension and Post-retirement Expense (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated return on plan assets	$ (92.0)	$ (92.1)	$ (123.9)	$ (143.2)
Service cost	38.3	37.7	49.3	56.7
Interest cost	67.9	64.3	87.6	104.0
Amortization of prior service cost	0.1	0.0
Amortization of net actuarial gain	0.3	0.0		0.1
Collington acquisition	0.0	78.9	78.9
Settlement gain				(4.1)
Net expense	14.6	88.8	91.9	13.5
Net actuarial (gain) loss			(118.5)	121.5
Recognition of net actuarial gain				4.0
Prior service cost			0.2	0.3
Recognition of prior service cost	(0.1)	0.0
Total recognized in Other comprehensive income (loss)			(118.3)	125.8
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)			(26.4)	139.3
Other post-retirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated return on plan assets	0.0	0.0
Service cost	0.8	0.2	0.2
Interest cost	0.7	0.6	0.9	0.6
Amortization of prior service cost	2.8	1.7	2.5
Amortization of net actuarial gain	0.0	0.0
Collington acquisition	0.0	0.0
Net expense	4.3	2.5	3.6	0.6
Net actuarial (gain) loss				(1.3)
Prior service cost			15.5
Recognition of prior service cost	$ (2.8)	$ (1.7)	(2.5)
Total recognized in Other comprehensive income (loss)			13.0	(1.3)
Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)			$ 16.6	$ (0.7)